QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31(a)	Quarter Ended June 30(b)	Quarter Ended September 30	Quarter Ended December 31(a)
	(In thousands, except per share data)
Year Ended December 31, 2016
Revenue	$819,179	$745,439	$764,102	$811,162
Cost of revenue	193,734	170,397	179,131	212,468
Operating income (loss)	21,417	(252,446)	85,584	112,820
Earnings (loss) from continuing operations	7,934	(190,542)	52,340	113,928
Net earnings (loss)	7,934	(190,542)	52,340	114,117
Net earnings (loss) attributable to IAC shareholders	8,282	(194,775)	43,162	102,051
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations(d)	$0.10	$(2.45)	$0.54	$1.29
Diluted earnings (loss) per share from continuing operations(d)	$0.09	$(2.45)	$0.49	$1.18
Basic earnings (loss) per share(d)	$0.10	$(2.45)	$0.54	$1.29
Diluted earnings (loss) per share(d)	$0.09	$(2.45)	$0.49	$1.18

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31(c)
	(In thousands, except per share data)
Year Ended December 31, 2015
Revenue	$772,512	$771,132	$838,561	$848,728
Cost of revenue	186,737	177,963	199,377	214,084
Operating income (loss)	35,119	62,769	87,130	(5,430)
Earnings (loss) from continuing operations	21,863	57,885	65,026	(31,417)
Net earnings (loss)	21,988	57,732	65,043	(31,389)
Net earnings (loss) attributable to IAC shareholders	26,405	59,305	65,611	(31,849)
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations(d)	$0.31	$0.72	$0.79	$(0.38)
Diluted earnings (loss) per share from continuing operations(d)	$0.30	$0.68	$0.74	$(0.38)
Basic earnings (loss) per share(d)	$0.32	$0.72	$0.79	$(0.38)
Diluted earnings (loss) per share(d)	$0.30	$0.68	$0.74	$(0.38)
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(a)	The first quarter and fourth quarter of 2016 include after-tax gains of $11.9 million and $37.5 million related to the sale of PriceRunner and ShoeBuy, respectively.

(b)	The second quarter of 2016 includes after-tax impairment charges related to goodwill and indefinite-lived intangible assets of $183.5 million and $7.2 million, respectively.

(c)	The fourth quarter of 2015 includes after-tax impairment charges related to indefinite-lived intangible assets and goodwill of $55.3 million and $14.1 million, respectively.

(d)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.